Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Share based compensation (in Dollars)	$ 392
Recognized over a weighted average period	2 years 1 month 6 days	3 years 1 month 6 days
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of common shares (in Shares)			4,500,000
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Expiration period			10 years
Vesting period			4 years
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of common shares (in Shares)	2,813,215
Expiration period	10 years
Vesting period	4 years
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Common shares (in Shares)	1,141,945	2,378,365
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Common shares (in Shares)	538,651	35,602
Minimum [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 18
Share-Based Payment Arrangement, Tranche Three [Member] | Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage			25.00%
Share-based Payment Arrangement, Tranche Four [Member] | Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%
Share-based Payment Arrangement, Tranche Five [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of share reserved for issuance	50.00%
Share-based Payment Arrangement, Tranche Five [Member] | Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Number of consecutive trading days	20 days
Share-based Payment Arrangement, Tranche Five [Member] | Maximum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days
Share-based Payment Arrangement, Tranche Six [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 15
Percentage of share reserved for issuance	50.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation (Details) [Line Items]
Weighted-average grant date, fair value (in Dollars per share)	$ 9.05	$ 9.97
Share based compensation (in Dollars)		$ 1,414,000
Recognized over a weighted average period	1 year	1 year 4 months 24 days
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Recognized over a weighted average period	1 year 9 months 18 days
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Recognized over a weighted average period		2 years 4 months 24 days
Restricted Stock Units (RSUs), Time-Based [Member]
Share-Based Compensation (Details) [Line Items]
Share based compensation (in Dollars)	$ 2,949,000	$ 4,708,000
Restricted Stock Units (RSUs), Market-Based [Member]
Share-Based Compensation (Details) [Line Items]
Share based compensation (in Dollars)	$ 2,081,000	$ 8,462
Restricted Stock Units (RSUs), Market-Based [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)		$ 12.5
Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Seven [Member] | Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Number of consecutive trading days	20 days
Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Seven [Member] | Maximum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days
Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Eight [Member] | Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 15
Number of consecutive trading days	20 days
Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Eight [Member] | Maximum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days